United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	         August 13, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		71
						----

Form 13F Information Table Value Total:		$508,018
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Abbott Laboratories      COM            002824100       2,807     60,000  SH            SOLE                 60,000
Abbott Laboratories      COM            002824100       4,678    100,000  SH    CALL    SOLE                100,000
Allegheny Energy, Inc    COM            017361106       3,102    150,000  SH            SOLE                150,000
Allstate Corp            COM            020002101      16,821    585,500  SH            SOLE                585,500
Allstate Corp            COM            020002101      13,098    455,900  SH    CALL    SOLE                455,900
Anadarko Petroleum Corp  COM            032511107      14,436    400,000  SH    CALL    SOLE                400,000
Ascent Media Corp        COM ser A      043632108      13,395    530,279  SH            SOLE                530,279
Baldwin & Lyons Inc      CL A           057755100          56      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209         978     46,543  SH            SOLE                 46,543
CSG Systems Intl Inc     COM            126349109       1,244     67,874  SH            SOLE                 67,874
CA Inc                   COM            12673P105       1,840    100,000  SH    CALL    SOLE                100,000
Capital Senior Living    COM            140475104       4,899    985,629  SH            SOLE                985,629
Chubb Corp               COM            171232101       1,320     26,400  SH            SOLE                 26,400
Chubb Corp               COM            171232101      40,018    800,200  SH    CALL    SOLE                800,200
Clear Channel Hlds       CL A           18451C109         492     56,626  SH            SOLE                 56,626
Coca-Cola Enterprises    COM            191219104       4,929    190,600  SH    CALL    SOLE                190,600
Comcast Corp             CL A voting    20030N101       6,644    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101      10,422    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       5,024    305,800  SH            SOLE                305,800
Comcast Corp             CL A Non vot.  20030N200       2,465    150,000  SH    CALL    SOLE                150,000
Consolidated-Tomoka Land COM            210226106          54      1,900  SH            SOLE                  1,900
Devon Energy Corporation COM            25179M103      15,230    250,000  SH    CALL    SOLE                250,000
Dex One Corp             COM            25212W100      18,710    984,733  SH            SOLE                984,733
El Paso Corp             COM            28336L109       6,695    602,600  SH            SOLE                602,600
Exxon Mobil Corp         COM            30231G102      48,510    850,000  SH    CALL    SOLE                850,000
Fair Isaac Inc           COM            303250104       3,634    166,763  SH            SOLE                166,763
Ferro Corporation        COM            315405100      17,967  2,437,899  SH            SOLE              2,437,899
Fluor Corporation        Com            343412102       4,250    100,000  SH    CALL    SOLE                100,000
Flow International Corp  COM            343468104       2,211    936,884  SH            SOLE                936,884
Gencorp Inc              COM            368682100       1,339    305,740  SH            SOLE                305,740
Globalstar Inc           COM            378973408         621    403,500  SH            SOLE                403,500
Goldman Sachs Group Inc  COM            38141G104      66,081    503,400  SH    CALL    SOLE                503,400
Greif Inc                CL B           397624206      18,042    342,671  SH            SOLE                342,671
IPASS Inc                COM            46261V108       3,066  2,865,414  SH            SOLE              2,865,414
Iron Mountain Inc        COM            462846106       1,491     66,400  SH            SOLE                 66,400
Ishares Silver Trust     ETF            46428Q109       1,821    100,000  SH    CALL    SOLE                100,000
Johnson & Johnson        COM            478160104      11,812    200,000  SH    CALL    SOLE                200,000
Kraft Foods Inc          CL A           50075N104       5,600    200,000  SH    CALL    SOLE                200,000
Leap Wireless Intl Inc   COM            521863308         924     71,153  SH            SOLE                 71,153
Liberty Global Inc       COM Ser A      530555101         277     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         277     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  COM Ser A      53071M104       3,154    300,401  SH            SOLE                300,401
Liberty Media Hldg Corp  Cap Com Ser A  53071M302      16,225    387,140  SH            SOLE                387,140
Loral Space & Comm       COM            543881106       9,753    228,302  SH            SOLE                228,302
M & F Worldwide Corp     COM            552541104       1,070     39,490  SH            SOLE                 39,490
MTR Gaming Group Inc     COM            553769100       3,329  2,054,686  SH            SOLE              2,054,686
Microsoft Corporation    COM            594918104       2,301    100,000  SH    CALL    SOLE                100,000
Mod Pac Corp             COM            607495108         649    145,862  SH            SOLE                145,862
Oracle Corporation       COM            68389X105       2,146    100,000  SH    CALL    SOLE                100,000
PMA Capital Corp         CL A           693419202       5,301    809,343  SH            SOLE                809,343
Pfizer Inc               COM            717081103       9,982    700,000  SH    CALL    SOLE                700,000
Presidential Life Corp   COM            740884101      16,774  1,843,349  SH            SOLE              1,843,349
Reddy Ice Holdings Inc   COM            75734R105         329    101,835  SH            SOLE                101,835
Regis Corp               COM            758932107       2,180    140,000  SH            SOLE                140,000
SPDR Gold Trust          ETF            78463V107       6,084     50,000  SH    CALL    SOLE                 50,000
Sealed Air Corporation   COM            81211K100       5,147    261,000  SH            SOLE                261,000
Sears Holdings Corp      COM            812350106      -1,940     30,000  SH    PUT     SOLE                 30,000
Supermedia Inc           COM            868447103         334     18,240  SH            SOLE                 18,240
Telephone and Data Sys.  Com            879433100       1,155     38,000  SH            SOLE                 38,000
Telephone and Data Sys.  COM Special    879433860         786     29,600  SH            SOLE                 29,600
Vodafone Group PLC       ADR            92857W209       2,067    100,000  SH            SOLE                100,000
Waste Management Inc     COM            94106L109         113      3,600  SH            SOLE                  3,600
Waste Management Inc     COM            94106L109      34,419  1,100,000  SH    CALL    SOLE              1,100,000
West Coast Bancorp       COM            952145100       3,188  1,250,000  SH            SOLE              1,250,000
Williams Companies Inc   COM            969457100         731     40,000  SH            SOLE                 40,000
Williams Companies Inc   COM            969457100       6,215    340,000  SH    CALL    SOLE                340,000
WisdomTree Chinese Yuan  ETF            97717W182      -2,493    100,000  SH    PUT     SOLE                100,000
Deutsche Bank            COM            D18190898      -2,645     47,100  SH    PUT     SOLE                 47,100
Seagate Technology       COM            G7945J104         652     50,000  SH            SOLE                 50,000
XL Capital LTD           CL A           G98255105         993     62,000  SH            SOLE                 62,000
XL Capital LTD           CL A           G98255105       2,402    150,000  SH    CALL    SOLE                150,000


*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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